Received SEC

SEP 24 2014

Washington, DC 20549

NYSE

14008045

CERTNYS
001-36638

Edwin Mecabe
Managing Director
Corporate Actions, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

September 24, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A Common Stock, par value $0.01 per share of Medley Management Inc. under the Exchange Act of 1934.

Sincerely,